NONCONTROLLING INTERESTS IN CONSOLIDATED SUBSIDIARIES	12 Months Ended
Dec. 31, 2020
Noncontrolling Interest [Abstract]
NONCONTROLLING INTERESTS IN CONSOLIDATED SUBSIDIARIES
NOTE 12 – NONCONTROLLING INTERESTS IN CONSOLIDATED SUBSIDIARIES
Noncontrolling interests represent the equity ownership interests in consolidated subsidiaries not owned by the Company. Noncontrolling interests are adjusted for contributions, distributions, and income and loss attributable to the noncontrolling interest partners of the consolidated entities. Income and losses are allocated to the noncontrolling interests based on the respective governing documents.

There are noncontrolling interests in certain of the Company’s consolidated subsidiaries. The noncontrolling interests are summarized as follows:

	As of December 31, 2020	As of December 31, 2019
2degrees	$39,903	$39,223
NuevaTel	39,744	45,122
Trilogy International Partners LLC	(36,288)	(28,159)
Salamanca Solutions International LLC	(793)	(698)

Noncontrolling interests	$42,566	$55,488

Supplemental Cash Flow Disclosure:
During the years ended December 31, 2020, 2019 and 2018, NuevaTel declared and paid dividends to a noncontrolling interest of $5.1 million, $7.7 million and $6.8 million, respectively. During the year ended December 31, 2020, 2degrees declared and paid dividends to noncontrolling interests of $6.6 million. There were no dividends declared by 2degrees during the years ended December 31, 2019 and 2018. The dividends were recorded as a financing activity in the Consolidated Statements of Cash Flows for the years ended December 31, 2020, 2019 and 2018.